Non-Cash Transactions	12 Months Ended
Dec. 31, 2016
Non-Cash Transactions [Abstract]
Non-Cash Transactions
(18)	Non-Cash Transactions

The Group entered into the following non-cash investing and financing activities:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries and additional interests in subsidiaries	4,685	34,310	—
Non-cash consideration in connection with acquisition of additional interests in a subsidiary (Note 3)	—	—	19,551
Subscription receivables from Employee Companies (Note 2(m) & Note 12)	257,491	—	—